Non-Adjusting Balances Included in the Current Period (Tables)	6 Months Ended
Sep. 30, 2024
Non-Adjusting Balances Included in the Current Period [Abstract]
Schedule of Balances in Current Period

The impact of including these balances in the current period is as follows:

Particulars	US ($)
Increase in Revenue	379,629
Increase in Depreciation	-44,401
Decrease in Amortisation	43
Net Impact on the Profitability	335,270